Debt (Details) - USD ($)		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Long-term Debt [Line Items]
Secured Debt		$ 146,351,558		$ 106,189,355		$ 100,759,063
Less: current portion		(22,359,868)		(17,807,674)		(16,065,483)
Less: unamortized bank fees		(1,263,600)		(951,265)		(1,391,159)
Secured long-term debt		122,728,090		87,430,416		83,302,421
Bulk Pangaea Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		2,775,000	[1]	3,121,875	[2]	4,509,375	[2]
Bulk Discovery Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		3,424,000	[3]	3,780,000	[4]	5,204,000	[4]
Bulk Patriot Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		4,150,000	[1]	4,762,500	[2]	7,212,500	[2]
Bulk Cajun Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		0	[5]	853,125	[4]	1,990,625	[4]
Bulk Trident Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		7,331,250	[1]	7,650,000	[2]	8,925,000	[2]
Bulk Juliana Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		4,732,292	[1]	5,070,312	[2]	6,422,395	[2]
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement [Member]
Long-term Debt [Line Items]
Secured Debt		49,750,000		51,125,000	[6]	34,000,000	[6]
Bulk Atlantic Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		7,800,000	[3]	7,890,000	[4]	8,250,000	[4]
Bulk Phoenix Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		8,699,998	[1]	8,916,665	[2]	9,783,334	[2]
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd. [Member]
Long-term Debt [Line Items]
Secured Debt		11,695,640		12,021,730		0
Long Wharf Construction to Term Loan [Member]
Long-term Debt [Line Items]
Secured Debt		993,378		998,148		1,016,834
Bulk Providence Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt		$ 45,000,000		0	[7]	7,760,000	[7]
Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Secured Debt	[8]			$ 0		$ 5,685,000

[1]	The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Juliana Secured Note, the Bulk Trident Secured Note and the Bulk Phoenix Secured Note are cross-collateralized by the vessels Bulk Pangaea, Bulk Patriot, Bulk Juliana, Bulk Trident and Bulk Newport and are guaranteed by the Company.
[2]	The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.
[3]	The Bulk Discovery Secured Note and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery and m/v Bulk Beothuk and are guaranteed by the Company.
[4]	The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.
[5]	The Bulk Cajun Secured Note was repaid on February 12, 2015 in conjunction with the sale of the m/v Bulk Cajun.
[6]	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
[7]	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
[8]	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.